Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brown Advisory Funds
Entity Central Index Key	0001548609
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Growth Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
Net Assets	$ 770,369,814
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$770,369,814
Number of Holdings	32
Portfolio Turnover	13%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	34.6%
Industrials	14.6%
Health Care	12.2%
Financials	11.5%
Consumer Discretionary	8.8%
Communication Services	8.8%
Consumer Staples	4.5%
Real Estate	2.6%
Cash & Other	2.4%

Top 10 Issuers	(%)
Amazon.com, Inc.	5.0%
NVIDIA Corp.	4.8%
Microsoft Corp.	4.8%
ServiceNow, Inc.	4.5%
Costco Wholesale Corp.	4.5%
Alphabet, Inc.	4.4%
Marvell Technology, Inc.	4.3%
Mastercard, Inc.	4.2%
Intuitive Surgical, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.9%
[1]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Growth Equity Fund
Class Name	Investor Shares
Trading Symbol	BIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
Net Assets	$ 770,369,814
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$770,369,814
Number of Holdings	32
Portfolio Turnover	13%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	34.6%
Industrials	14.6%
Health Care	12.2%
Financials	11.5%
Consumer Discretionary	8.8%
Communication Services	8.8%
Consumer Staples	4.5%
Real Estate	2.6%
Cash & Other	2.4%

Top 10 Issuers	(%)
Amazon.com, Inc.	5.0%
NVIDIA Corp.	4.8%
Microsoft Corp.	4.8%
ServiceNow, Inc.	4.5%
Costco Wholesale Corp.	4.5%
Alphabet, Inc.	4.4%
Marvell Technology, Inc.	4.3%
Mastercard, Inc.	4.2%
Intuitive Surgical, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.9%
[2]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Growth Equity Fund
Class Name	Advisor Shares
Trading Symbol	BAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$58	1.11%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
Net Assets	$ 770,369,814
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$770,369,814
Number of Holdings	32
Portfolio Turnover	13%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	34.6%
Industrials	14.6%
Health Care	12.2%
Financials	11.5%
Consumer Discretionary	8.8%
Communication Services	8.8%
Consumer Staples	4.5%
Real Estate	2.6%
Cash & Other	2.4%

Top 10 Issuers	(%)
Amazon.com, Inc.	5.0%
NVIDIA Corp.	4.8%
Microsoft Corp.	4.8%
ServiceNow, Inc.	4.5%
Costco Wholesale Corp.	4.5%
Alphabet, Inc.	4.4%
Marvell Technology, Inc.	4.3%
Mastercard, Inc.	4.2%
Intuitive Surgical, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.9%
[3]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Flexible Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
Net Assets	$ 994,958,247
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$994,958,247
Number of Holdings	47
Portfolio Turnover	7%

Holdings [Text Block]

Top Sectors*	(%)
Financials	27.9%
Information Technology	21.8%
Consumer Discretionary	13.6%
Communication Services	12.9%
Health Care	11.2%
Industrials	7.9%
Energy	3.0%
Consumer Staples	0.9%
Cash & Other	0.8%

Top 10 Issuers	(%)
Alphabet, Inc.	6.6%
Microsoft Corp.	6.5%
KKR & Co., Inc.	4.9%
Meta Platforms, Inc.	4.9%
Visa, Inc.	4.7%
Mastercard, Inc.	4.7%
Amazon.com, Inc.	4.5%
Berkshire Hathaway, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
UnitedHealth Group, Inc.	3.5%
[4]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Flexible Equity Fund
Class Name	Investor Shares
Trading Symbol	BIAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
Net Assets	$ 994,958,247
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$994,958,247
Number of Holdings	47
Portfolio Turnover	7%

Holdings [Text Block]

Top Sectors*	(%)
Financials	27.9%
Information Technology	21.8%
Consumer Discretionary	13.6%
Communication Services	12.9%
Health Care	11.2%
Industrials	7.9%
Energy	3.0%
Consumer Staples	0.9%
Cash & Other	0.8%

Top 10 Issuers	(%)
Alphabet, Inc.	6.6%
Microsoft Corp.	6.5%
KKR & Co., Inc.	4.9%
Meta Platforms, Inc.	4.9%
Visa, Inc.	4.7%
Mastercard, Inc.	4.7%
Amazon.com, Inc.	4.5%
Berkshire Hathaway, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
UnitedHealth Group, Inc.	3.5%
[5]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Flexible Equity Fund
Class Name	Advisor Shares
Trading Symbol	BAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
Net Assets	$ 994,958,247
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$994,958,247
Number of Holdings	47
Portfolio Turnover	7%

Holdings [Text Block]

Top Sectors*	(%)
Financials	27.9%
Information Technology	21.8%
Consumer Discretionary	13.6%
Communication Services	12.9%
Health Care	11.2%
Industrials	7.9%
Energy	3.0%
Consumer Staples	0.9%
Cash & Other	0.8%

Top 10 Issuers	(%)
Alphabet, Inc.	6.6%
Microsoft Corp.	6.5%
KKR & Co., Inc.	4.9%
Meta Platforms, Inc.	4.9%
Visa, Inc.	4.7%
Mastercard, Inc.	4.7%
Amazon.com, Inc.	4.5%
Berkshire Hathaway, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
UnitedHealth Group, Inc.	3.5%
[6]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Growth Fund
Class Name	Institutional Shares
Trading Symbol	BAFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
Net Assets	$ 9,778,647,845
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$9,778,647,845
Number of Holdings	35
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	40.5%
Financials	19.7%
Consumer Discretionary	12.2%
Health Care	10.0%
Industrials	9.8%
Communication Services	4.6%
Materials	1.5%
Cash & Other	1.7%

Top 10 Issuers	(%)
NVIDIA Corp.	8.1%
Amazon.com, Inc.	7.9%
Microsoft Corp.	6.7%
KKR & Co., Inc.	4.6%
Marvell Technology, Inc.	4.4%
ServiceNow, Inc.	4.3%
Intuit, Inc.	4.3%
Visa, Inc.	4.2%
Alphabet, Inc.	3.9%
Progressive Corp.	3.5%
[7]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Growth Fund
Class Name	Investor Shares
Trading Symbol	BIAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
Net Assets	$ 9,778,647,845
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$9,778,647,845
Number of Holdings	35
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	40.5%
Financials	19.7%
Consumer Discretionary	12.2%
Health Care	10.0%
Industrials	9.8%
Communication Services	4.6%
Materials	1.5%
Cash & Other	1.7%

Top 10 Issuers	(%)
NVIDIA Corp.	8.1%
Amazon.com, Inc.	7.9%
Microsoft Corp.	6.7%
KKR & Co., Inc.	4.6%
Marvell Technology, Inc.	4.4%
ServiceNow, Inc.	4.3%
Intuit, Inc.	4.3%
Visa, Inc.	4.2%
Alphabet, Inc.	3.9%
Progressive Corp.	3.5%
[8]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Growth Fund
Class Name	Advisor Shares
Trading Symbol	BAWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
Net Assets	$ 9,778,647,845
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$9,778,647,845
Number of Holdings	35
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	40.5%
Financials	19.7%
Consumer Discretionary	12.2%
Health Care	10.0%
Industrials	9.8%
Communication Services	4.6%
Materials	1.5%
Cash & Other	1.7%

Top 10 Issuers	(%)
NVIDIA Corp.	8.1%
Amazon.com, Inc.	7.9%
Microsoft Corp.	6.7%
KKR & Co., Inc.	4.6%
Marvell Technology, Inc.	4.4%
ServiceNow, Inc.	4.3%
Intuit, Inc.	4.3%
Visa, Inc.	4.2%
Alphabet, Inc.	3.9%
Progressive Corp.	3.5%
[9]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Mid-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	BAFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Mid-Cap Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/mid-cap-growth-fund for recent performance information.
Net Assets	$ 72,248,652
Holdings Count | $ / shares	58
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$72,248,652
Number of Holdings	58
Portfolio Turnover	36%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	28.7%
Industrials	17.3%
Health Care	17.3%
Consumer Discretionary	10.3%
Financials	7.0%
Communication Services	4.2%
Energy	4.2%
Real Estate	2.8%
Utilities	2.5%
Cash & Other	5.7%

Top 10 Issuers	(%)
Marvell Technology, Inc.	4.7%
Monolithic Power Systems, Inc.	3.5%
West Pharmaceutical Services, Inc.	3.4%
Insulet Corp.	2.8%
CoStar Group, Inc.	2.8%
Waste Connections, Inc.	2.8%
Cheniere Energy, Inc.	2.8%
Verisk Analytics, Inc.	2.6%
Arthur J Gallagher & Co.	2.5%
Vistra Corp.	2.5%
[10]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Mid-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	BMIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Mid-Cap Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/mid-cap-growth-fund for recent performance information.
Net Assets	$ 72,248,652
Holdings Count | $ / shares	58
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$72,248,652
Number of Holdings	58
Portfolio Turnover	36%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	28.7%
Industrials	17.3%
Health Care	17.3%
Consumer Discretionary	10.3%
Financials	7.0%
Communication Services	4.2%
Energy	4.2%
Real Estate	2.8%
Utilities	2.5%
Cash & Other	5.7%

Top 10 Issuers	(%)
Marvell Technology, Inc.	4.7%
Monolithic Power Systems, Inc.	3.5%
West Pharmaceutical Services, Inc.	3.4%
Insulet Corp.	2.8%
CoStar Group, Inc.	2.8%
Waste Connections, Inc.	2.8%
Cheniere Energy, Inc.	2.8%
Verisk Analytics, Inc.	2.6%
Arthur J Gallagher & Co.	2.5%
Vistra Corp.	2.5%
[11]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	BAFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
Net Assets	$ 1,455,933,594
Holdings Count | $ / shares	75
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,455,933,594
Number of Holdings	75
Portfolio Turnover	16%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	28.0%
Health Care	25.9%
Information Technology	18.5%
Consumer Discretionary	7.2%
Financials	5.1%
Energy	4.2%
Communication Services	3.8%
Consumer Staples	2.5%
Materials	2.0%
Cash & Other	2.8%

Top 10 Issuers	(%)
Bright Horizons Family Solutions, Inc.	3.5%
HealthEquity, Inc.	3.3%
Prosperity Bancshares, Inc.	3.2%
Waste Connections, Inc.	2.9%
Dynatrace, Inc.	2.9%
CCC Intelligent Solutions Holdings, Inc.	2.9%
Valmont Industries, Inc.	2.6%
Phreesia, Inc.	2.5%
Casey’s General Stores, Inc.	2.5%
Fluor Corp.	2.5%
[12]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	BIASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
Net Assets	$ 1,455,933,594
Holdings Count | $ / shares	75
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,455,933,594
Number of Holdings	75
Portfolio Turnover	16%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	28.0%
Health Care	25.9%
Information Technology	18.5%
Consumer Discretionary	7.2%
Financials	5.1%
Energy	4.2%
Communication Services	3.8%
Consumer Staples	2.5%
Materials	2.0%
Cash & Other	2.8%

Top 10 Issuers	(%)
Bright Horizons Family Solutions, Inc.	3.5%
HealthEquity, Inc.	3.3%
Prosperity Bancshares, Inc.	3.2%
Waste Connections, Inc.	2.9%
Dynatrace, Inc.	2.9%
CCC Intelligent Solutions Holdings, Inc.	2.9%
Valmont Industries, Inc.	2.6%
Phreesia, Inc.	2.5%
Casey’s General Stores, Inc.	2.5%
Fluor Corp.	2.5%
[13]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Growth Fund
Class Name	Advisor Shares
Trading Symbol	BASAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$70	1.35%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
Net Assets	$ 1,455,933,594
Holdings Count | $ / shares	75
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,455,933,594
Number of Holdings	75
Portfolio Turnover	16%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	28.0%
Health Care	25.9%
Information Technology	18.5%
Consumer Discretionary	7.2%
Financials	5.1%
Energy	4.2%
Communication Services	3.8%
Consumer Staples	2.5%
Materials	2.0%
Cash & Other	2.8%

Top 10 Issuers	(%)
Bright Horizons Family Solutions, Inc.	3.5%
HealthEquity, Inc.	3.3%
Prosperity Bancshares, Inc.	3.2%
Waste Connections, Inc.	2.9%
Dynatrace, Inc.	2.9%
CCC Intelligent Solutions Holdings, Inc.	2.9%
Valmont Industries, Inc.	2.6%
Phreesia, Inc.	2.5%
Casey’s General Stores, Inc.	2.5%
Fluor Corp.	2.5%
[14]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Fundamental Value Fund
Class Name	Institutional Shares
Trading Symbol	BAUUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
Net Assets	$ 1,368,545,183
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,368,545,183
Number of Holdings	68
Portfolio Turnover	19%

Holdings [Text Block]

Top Sectors*	(%)
Financials	30.7%
Industrials	11.8%
Consumer Discretionary	10.2%
Information Technology	8.2%
Communication Services	6.6%
Materials	6.4%
Energy	6.3%
Utilities	6.1%
Real Estate	4.7%
Cash & Other	9.0%

Top 10 Issuers	(%)
Talen Energy Corp.	4.3%
NCR Atleos Corp.	3.3%
Bancorp, Inc.	3.2%
Eagle Materials, Inc.	3.1%
First American Government Obligations Fund	2.9%
Modine Manufacturing Co.	2.7%
Nomad Foods Ltd.	2.5%
NCR Voyix Corp.	2.4%
Eastern Bankshares, Inc.	2.3%
Old National Bancorp	2.3%
[15]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Fundamental Value Fund
Class Name	Investor Shares
Trading Symbol	BIAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
Net Assets	$ 1,368,545,183
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,368,545,183
Number of Holdings	68
Portfolio Turnover	19%

Holdings [Text Block]

Top Sectors*	(%)
Financials	30.7%
Industrials	11.8%
Consumer Discretionary	10.2%
Information Technology	8.2%
Communication Services	6.6%
Materials	6.4%
Energy	6.3%
Utilities	6.1%
Real Estate	4.7%
Cash & Other	9.0%

Top 10 Issuers	(%)
Talen Energy Corp.	4.3%
NCR Atleos Corp.	3.3%
Bancorp, Inc.	3.2%
Eagle Materials, Inc.	3.1%
First American Government Obligations Fund	2.9%
Modine Manufacturing Co.	2.7%
Nomad Foods Ltd.	2.5%
NCR Voyix Corp.	2.4%
Eastern Bankshares, Inc.	2.3%
Old National Bancorp	2.3%
[16]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Fundamental Value Fund
Class Name	Advisor Shares
Trading Symbol	BAUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$71	1.35%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
Net Assets	$ 1,368,545,183
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,368,545,183
Number of Holdings	68
Portfolio Turnover	19%

Holdings [Text Block]

Top Sectors*	(%)
Financials	30.7%
Industrials	11.8%
Consumer Discretionary	10.2%
Information Technology	8.2%
Communication Services	6.6%
Materials	6.4%
Energy	6.3%
Utilities	6.1%
Real Estate	4.7%
Cash & Other	9.0%

Top 10 Issuers	(%)
Talen Energy Corp.	4.3%
NCR Atleos Corp.	3.3%
Bancorp, Inc.	3.2%
Eagle Materials, Inc.	3.1%
First American Government Obligations Fund	2.9%
Modine Manufacturing Co.	2.7%
Nomad Foods Ltd.	2.5%
NCR Voyix Corp.	2.4%
Eastern Bankshares, Inc.	2.3%
Old National Bancorp	2.3%
[17]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Small-Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	BAFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-small-cap-core-fund for recent performance information.
Net Assets	$ 85,842,894
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$85,842,894
Number of Holdings	72
Portfolio Turnover	21%

Holdings [Text Block]

Top Sectors*	(%)
Financials	19.2%
Health Care	18.7%
Industrials	18.7%
Information Technology	13.6%
Consumer Discretionary	9.1%
Communication Services	3.8%
Real Estate	3.6%
Materials	2.9%
Consumer Staples	2.9%
Cash & Other	7.5%

Top 10 Issuers	(%)
First American Government Obligations Fund	4.2%
Bancorp, Inc.	2.9%
Talen Energy Corp.	2.4%
Bright Horizons Family Solutions, Inc.	2.3%
HealthEquity, Inc.	2.2%
Valmont Industries, Inc.	2.2%
NCR Atleos Corp.	2.2%
SPX Technologies, Inc.	2.1%
Phreesia, Inc.	2.1%
Assured Guaranty Ltd.	2.1%
[18]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Small-Cap Core Fund
Class Name	Investor Shares
Trading Symbol	BIAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-small-cap-core-fund for recent performance information.
Net Assets	$ 85,842,894
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$85,842,894
Number of Holdings	72
Portfolio Turnover	21%

Holdings [Text Block]

Top Sectors*	(%)
Financials	19.2%
Health Care	18.7%
Industrials	18.7%
Information Technology	13.6%
Consumer Discretionary	9.1%
Communication Services	3.8%
Real Estate	3.6%
Materials	2.9%
Consumer Staples	2.9%
Cash & Other	7.5%

Top 10 Issuers	(%)
First American Government Obligations Fund	4.2%
Bancorp, Inc.	2.9%
Talen Energy Corp.	2.4%
Bright Horizons Family Solutions, Inc.	2.3%
HealthEquity, Inc.	2.2%
Valmont Industries, Inc.	2.2%
NCR Atleos Corp.	2.2%
SPX Technologies, Inc.	2.1%
Phreesia, Inc.	2.1%
Assured Guaranty Ltd.	2.1%
[19]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Value Fund
Class Name	Institutional Shares
Trading Symbol	BASVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-value-fund for recent performance information.
Net Assets	$ 124,498,586
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$124,498,586
Number of Holdings	42
Portfolio Turnover	10%

Holdings [Text Block]

Top Sectors*	(%)
Financials	21.9%
Health Care	15.0%
Industrials	11.7%
Communication Services	9.7%
Information Technology	9.4%
Energy	5.9%
Consumer Discretionary	5.2%
Materials	5.1%
Consumer Staples	4.9%
Cash & Other	11.2%

Top 10 Issuers	(%)
CRH PLC	5.1%
First American Government Obligations Fund	4.8%
Cardinal Health, Inc.	4.2%
Fidelity National Information Services, Inc.	3.9%
T-Mobile US, Inc.	3.8%
Constellation Energy Corp.	3.8%
Ferguson Enterprises, Inc.	3.6%
American International Group, Inc.	3.6%
Willis Towers Watson PLC	3.5%
Unilever PLC	3.4%
[20]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Value Fund
Class Name	Investor Shares
Trading Symbol	BISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-value-fund for recent performance information.
Net Assets	$ 124,498,586
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$124,498,586
Number of Holdings	42
Portfolio Turnover	10%

Holdings [Text Block]

Top Sectors*	(%)
Financials	21.9%
Health Care	15.0%
Industrials	11.7%
Communication Services	9.7%
Information Technology	9.4%
Energy	5.9%
Consumer Discretionary	5.2%
Materials	5.1%
Consumer Staples	4.9%
Cash & Other	11.2%

Top 10 Issuers	(%)
CRH PLC	5.1%
First American Government Obligations Fund	4.8%
Cardinal Health, Inc.	4.2%
Fidelity National Information Services, Inc.	3.9%
T-Mobile US, Inc.	3.8%
Constellation Energy Corp.	3.8%
Ferguson Enterprises, Inc.	3.6%
American International Group, Inc.	3.6%
Willis Towers Watson PLC	3.5%
Unilever PLC	3.4%
[21]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Global Leaders Fund
Class Name	Institutional Shares
Trading Symbol	BAFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/global-leaders-fund for recent performance information.
Net Assets	$ 2,086,879,041
Holdings Count | $ / shares	37
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$2,086,879,041
Number of Holdings	37
Portfolio Turnover	8%

Holdings [Text Block]

Top Sectors*	(%)
Financials	29.9%
Information Technology	23.6%
Industrials	16.2%
Health Care	10.9%
Communication Services	7.0%
Consumer Discretionary	6.5%
Consumer Staples	3.4%
Materials	1.8%
Cash & Other	0.7%

Top 10 Issuers	(%)
Microsoft Corp.	7.9%
Alphabet, Inc.	5.3%
London Stock Exchange Group PLC	4.6%
Deutsche Boerse AG	4.5%
Mastercard, Inc.	4.5%
Safran S.A.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Unilever PLC	3.4%
Visa, Inc.	3.4%
Marvell Technology, Inc.	3.4%

Top Ten Countries	(%)
United States	58.2%
United Kingdom	9.9%
Germany	6.2%
Netherlands	4.0%
France	3.6%
Taiwan	3.5%
India	3.0%
Switzerland	2.6%
China	2.3%
Cash & Other	6.7%
[22]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Global Leaders Fund
Class Name	Investor Shares
Trading Symbol	BIALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/global-leaders-fund for recent performance information.
Net Assets	$ 2,086,879,041
Holdings Count | $ / shares	37
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$2,086,879,041
Number of Holdings	37
Portfolio Turnover	8%

Holdings [Text Block]

Top Sectors*	(%)
Financials	29.9%
Information Technology	23.6%
Industrials	16.2%
Health Care	10.9%
Communication Services	7.0%
Consumer Discretionary	6.5%
Consumer Staples	3.4%
Materials	1.8%
Cash & Other	0.7%

Top 10 Issuers	(%)
Microsoft Corp.	7.9%
Alphabet, Inc.	5.3%
London Stock Exchange Group PLC	4.6%
Deutsche Boerse AG	4.5%
Mastercard, Inc.	4.5%
Safran S.A.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Unilever PLC	3.4%
Visa, Inc.	3.4%
Marvell Technology, Inc.	3.4%

Top Ten Countries	(%)
United States	58.2%
United Kingdom	9.9%
Germany	6.2%
Netherlands	4.0%
France	3.6%
Taiwan	3.5%
India	3.0%
Switzerland	2.6%
China	2.3%
Cash & Other	6.7%
[23]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable International Leaders Fund
Class Name	Institutional Shares
Trading Symbol	BAILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-international-leaders-fund for recent performance information.
Net Assets	$ 32,544,280
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$32,544,280
Number of Holdings	32
Portfolio Turnover	16%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	35.5%
Financials	24.4%
Consumer Discretionary	16.5%
Information Technology	9.4%
Health Care	6.4%
Consumer Staples	2.9%
Communication Services	2.3%
Cash & Other	2.6%

Top 10 Issuers	(%)
Deutsche Boerse AG	6.1%
London Stock Exchange Group PLC	5.9%
HDFC Bank, Ltd.	4.7%
Waste Connections, Inc.	4.6%
Safran S.A.	4.5%
Wolters Kluwer NV	4.3%
Rentokil Initial PLC	4.3%
Experian PLC	4.2%
Airbus SE	4.1%
LVMH Moet Hennessy Louis Vuitton SE	4.0%

Top Ten Countries	(%)
United Kingdom	27.4%
France	12.7%
Germany	8.4%
United States	8.1%
Netherlands	6.9%
India	6.4%
Canada	6.3%
Switzerland	5.1%
Japan	3.9%
Cash & Other	14.8%
[24]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable International Leaders Fund
Class Name	Investor Shares
Trading Symbol	BISLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-international-leaders-fund for recent performance information.
Net Assets	$ 32,544,280
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$32,544,280
Number of Holdings	32
Portfolio Turnover	16%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	35.5%
Financials	24.4%
Consumer Discretionary	16.5%
Information Technology	9.4%
Health Care	6.4%
Consumer Staples	2.9%
Communication Services	2.3%
Cash & Other	2.6%

Top 10 Issuers	(%)
Deutsche Boerse AG	6.1%
London Stock Exchange Group PLC	5.9%
HDFC Bank, Ltd.	4.7%
Waste Connections, Inc.	4.6%
Safran S.A.	4.5%
Wolters Kluwer NV	4.3%
Rentokil Initial PLC	4.3%
Experian PLC	4.2%
Airbus SE	4.1%
LVMH Moet Hennessy Louis Vuitton SE	4.0%

Top Ten Countries	(%)
United Kingdom	27.4%
France	12.7%
Germany	8.4%
United States	8.1%
Netherlands	6.9%
India	6.4%
Canada	6.3%
Switzerland	5.1%
Japan	3.9%
Cash & Other	14.8%
[25]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Intermediate Income Fund
Class Name	Investor Shares
Trading Symbol	BIAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/intermediate-income-fund for recent performance information.
Net Assets	$ 123,001,938
Holdings Count | $ / shares	112
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$123,001,938
Number of Holdings	112
Portfolio Turnover	40%

Holdings [Text Block]

Security Type	(%)
Agency Residential Mortgage-Backed Securities	32.8%
U.S. Treasury Securities	30.3%
Corporate Bonds	26.7%
Asset-Backed Securities	4.3%
Money Market Funds	2.3%
Agency Commercial Mortgage-Backed Securities	1.9%
Non-Agency Residential Mortgage-Backed Securities	0.5%
Futures Contracts	0.0%
Cash & Other	1.2%

Top 10 Issuers	(%)
United States Treasury Note	30.3%
Federal National Mortgage Association	18.3%
Federal Home Loan Mortgage Corp.	10.9%
Ginnie Mae II Pool	5.5%
First American Government Obligations Fund	2.3%
Waste Connections, Inc.	1.5%
Carrier Global Corp.	1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.0%
HSBC Holdings PLC	1.0%
Hasbro, Inc.	1.0%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Intermediate Income Fund
Class Name	Advisor Shares
Trading Symbol	BAIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/intermediate-income-fund for recent performance information.
Net Assets	$ 123,001,938
Holdings Count | $ / shares	112
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$123,001,938
Number of Holdings	112
Portfolio Turnover	40%

Holdings [Text Block]

Security Type	(%)
Agency Residential Mortgage-Backed Securities	32.8%
U.S. Treasury Securities	30.3%
Corporate Bonds	26.7%
Asset-Backed Securities	4.3%
Money Market Funds	2.3%
Agency Commercial Mortgage-Backed Securities	1.9%
Non-Agency Residential Mortgage-Backed Securities	0.5%
Futures Contracts	0.0%
Cash & Other	1.2%

Top 10 Issuers	(%)
United States Treasury Note	30.3%
Federal National Mortgage Association	18.3%
Federal Home Loan Mortgage Corp.	10.9%
Ginnie Mae II Pool	5.5%
First American Government Obligations Fund	2.3%
Waste Connections, Inc.	1.5%
Carrier Global Corp.	1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.0%
HSBC Holdings PLC	1.0%
Hasbro, Inc.	1.0%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Bond Fund
Class Name	Institutional Shares
Trading Symbol	BAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-bond-fund for recent performance information.
Net Assets	$ 569,070,373
Holdings Count | $ / shares	169
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$569,070,373
Number of Holdings	169
Portfolio Turnover	56%

Holdings [Text Block]

Security Type	(%)
Agency Residential Mortgage-Backed Securities	31.3%
Corporate Bonds	31.1%
U.S. Treasury Securities	18.5%
Foreign Government Agency Issues	14.5%
Asset-Backed Securities	4.8%
Money Market Funds	1.2%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.9%
U.S. Treasury Bills	0.1%
Cash & Other	-3.5%

Top 10 Issuers	(%)
Federal National Mortgage Association	16.1%
United States Treasury Note	12.9%
Ginnie Mae II Pool	7.6%
Federal Home Loan Mortgage Corp.	5.9%
United States Treasury STRIP	4.2%
European Investment Bank	4.1%
Inter-American Development Bank	3.8%
International Bank for Reconstruction & Development	3.5%
Kreditanstalt fuer Wiederaufbau	3.2%
Asian Development Bank	3.2%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Bond Fund
Class Name	Investor Shares
Trading Symbol	BASBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-bond-fund for recent performance information.
Net Assets	$ 569,070,373
Holdings Count | $ / shares	169
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$569,070,373
Number of Holdings	169
Portfolio Turnover	56%

Holdings [Text Block]

Security Type	(%)
Agency Residential Mortgage-Backed Securities	31.3%
Corporate Bonds	31.1%
U.S. Treasury Securities	18.5%
Foreign Government Agency Issues	14.5%
Asset-Backed Securities	4.8%
Money Market Funds	1.2%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.9%
U.S. Treasury Bills	0.1%
Cash & Other	-3.5%

Top 10 Issuers	(%)
Federal National Mortgage Association	16.1%
United States Treasury Note	12.9%
Ginnie Mae II Pool	7.6%
Federal Home Loan Mortgage Corp.	5.9%
United States Treasury STRIP	4.2%
European Investment Bank	4.1%
Inter-American Development Bank	3.8%
International Bank for Reconstruction & Development	3.5%
Kreditanstalt fuer Wiederaufbau	3.2%
Asian Development Bank	3.2%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Maryland Bond Fund
Class Name	Investor Shares
Trading Symbol	BIAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Maryland Bond Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/maryland-bond-fund for recent performance information.
Net Assets	$ 167,357,528
Holdings Count | $ / shares	70
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$167,357,528
Number of Holdings	70
Portfolio Turnover	29%

Holdings [Text Block]

Security Type	(%)
Municipal Bonds	97.9%
Money Market Funds	1.0%
Cash & Other	1.1%

Industry	(%)
Revenue Bonds	77.4%
General Obligation Bonds	20.5%
Cash & Other	2.1%

Top 10 Issuers	(%)
Maryland Stadium Authority	9.3%
Maryland Economic Development Corporation	8.6%
County of Frederick MD	6.8%
State of Maryland Department of Transportation	6.1%
MedStar Health	5.8%
Maryland Community Development Administration	5.6%
University of Maryland Medical System	5.1%
State of Maryland	4.3%
County of Howard MD	3.6%
Main Street Natural Gas, Inc.	3.4%

Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Tax-Exempt Bond Fund
Class Name	Institutional Shares
Trading Symbol	BTEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/tax-exempt-bond-fund for recent performance information.
Net Assets	$ 1,022,734,904
Holdings Count | $ / shares	168
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,022,734,904
Number of Holdings	168
Portfolio Turnover	21%

Holdings [Text Block]

Top Ten States	(%)
Texas	13.2%
New York	9.7%
Alabama	8.2%
Illinois	7.9%
Florida	6.3%
Georgia	5.3%
Wisconsin	4.6%
Ohio	4.0%
California	4.0%
Cash & Other	36.8%

Top 10 Issuers	(%)
Black Belt Energy Gas District	7.2%
Public Finance Authority	3.5%
Main Street Natural Gas, Inc.	3.4%
Texas Municipal Gas Acquisition and Supply Corp. II	3.0%
Tobacco Settlement Financing Corp.	2.8%
New Jersey Transportation Trust Fund Authority	2.4%
Miami-Dade County Florida Expressway Authority	2.0%
Fort Worth Texas	1.9%
Central Plains Energy Project	1.8%
Florida Development Finance Corp.	1.8%

Security Type	(%)
Municipal Bonds	98.2%
Money Market Funds	1.7%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Tax-Exempt Bond Fund
Class Name	Investor Shares
Trading Symbol	BIAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/tax-exempt-bond-fund for recent performance information.
Net Assets	$ 1,022,734,904
Holdings Count | $ / shares	168
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,022,734,904
Number of Holdings	168
Portfolio Turnover	21%

Holdings [Text Block]

Top Ten States	(%)
Texas	13.2%
New York	9.7%
Alabama	8.2%
Illinois	7.9%
Florida	6.3%
Georgia	5.3%
Wisconsin	4.6%
Ohio	4.0%
California	4.0%
Cash & Other	36.8%

Top 10 Issuers	(%)
Black Belt Energy Gas District	7.2%
Public Finance Authority	3.5%
Main Street Natural Gas, Inc.	3.4%
Texas Municipal Gas Acquisition and Supply Corp. II	3.0%
Tobacco Settlement Financing Corp.	2.8%
New Jersey Transportation Trust Fund Authority	2.4%
Miami-Dade County Florida Expressway Authority	2.0%
Fort Worth Texas	1.9%
Central Plains Energy Project	1.8%
Florida Development Finance Corp.	1.8%

Security Type	(%)
Municipal Bonds	98.2%
Money Market Funds	1.7%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Tax-Exempt Sustainable Bond Fund
Class Name	Investor Shares
Trading Symbol	BITEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Tax-Exempt Sustainable Bond Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/tax-exempt-sustainable-bond-fund for recent performance information.
Net Assets	$ 296,421,480
Holdings Count | $ / shares	101
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$296,421,480
Number of Holdings	101
Portfolio Turnover	18%

Holdings [Text Block]

Top Ten States	(%)
California	14.6%
New York	12.0%
Illinois	7.3%
Maryland	5.8%
Utah	5.3%
Wisconsin	5.2%
Colorado	4.2%
Indiana	3.8%
Texas	3.8%
Cash & Other	38.0%

Top 10 Issuers	(%)
California Community Choice Financing Authority	6.9%
California Earthquake Authority	5.5%
Maryland Health & Higher Educational Facilities Authority	4.0%
New York Transportation Development Corp.	3.5%
Utah Housing Corp.	3.4%
New York Liberty Development Corp.	3.0%
North Carolina Housing Finance Agency	2.9%
Douglas County Nebraska	2.6%
New Jersey Economic Development Authority	2.3%
York County South Carolina Fort Mill School District No. 4	2.3%

Security Type	(%)
Municipal Bonds	97.3%
Money Market Funds	1.6%
Cash & Other	1.1%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Mortgage Securities Fund
Class Name	Institutional Shares
Trading Symbol	BAFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/mortgage-securities-fund for recent performance information.
Net Assets	$ 285,407,171
Holdings Count | $ / shares	337
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$285,407,171
Number of Holdings	337
Portfolio Turnover	109%

Holdings [Text Block]

Security Type	(%)
Agency Residential Mortgage-Backed Securities	94.5%
Money Market Funds	9.6%
Asset-Backed Securities	7.4%
Agency Commercial Mortgage-Backed Securities	4.0%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Municipal Bonds	0.1%
Futures Contracts	0.1%
Cash & Other	-16.4%

Top 10 Issuers	(%)
Federal National Mortgage Association	50.5%
Federal Home Loan Mortgage Corp.	24.5%
Ginnie Mae II Pool	13.3%
First American Government Obligations Fund	9.6%
Government National Mortgage Association	9.0%
American Express Travel Related Services Co., Inc.	1.2%
Ford Credit Auto Owner Trust	0.9%
CarMax Auto Owner Trust	0.9%
Toyota Auto Receivables Owner Trust	0.8%
FHF Trust	0.8%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Mortgage Securities Fund
Class Name	Investor Shares
Trading Symbol	BIAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/mortgage-securities-fund for recent performance information.
Net Assets	$ 285,407,171
Holdings Count | $ / shares	337
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$285,407,171
Number of Holdings	337
Portfolio Turnover	109%

Holdings [Text Block]

Security Type	(%)
Agency Residential Mortgage-Backed Securities	94.5%
Money Market Funds	9.6%
Asset-Backed Securities	7.4%
Agency Commercial Mortgage-Backed Securities	4.0%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Municipal Bonds	0.1%
Futures Contracts	0.1%
Cash & Other	-16.4%

Top 10 Issuers	(%)
Federal National Mortgage Association	50.5%
Federal Home Loan Mortgage Corp.	24.5%
Ginnie Mae II Pool	13.3%
First American Government Obligations Fund	9.6%
Government National Mortgage Association	9.0%
American Express Travel Related Services Co., Inc.	1.2%
Ford Credit Auto Owner Trust	0.9%
CarMax Auto Owner Trust	0.9%
Toyota Auto Receivables Owner Trust	0.8%
FHF Trust	0.8%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Strategic European Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
Net Assets	$ 336,703,787
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$336,703,787
Number of Holdings	65
Portfolio Turnover	22%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	32.8%
Financials	17.4%
Consumer Staples	16.9%
Materials	8.3%
Consumer Discretionary	6.0%
Health Care	5.4%
Communication Services	3.2%
Information Technology	2.9%
Energy	2.8%
Cash & Other	4.3%

Top 10 Issuers	(%)
British American Tobacco PLC	4.8%
Unilever PLC	4.0%
Rheinmetall AG	3.8%
Holcim, Ltd.	3.2%
Haleon PLC	3.0%
AIB Group PLC	3.0%
First American Government Obligations Fund	3.0%
Technip Energies NV	2.9%
QIAGEN NV	2.7%
Pandora AS	2.6%

Top Ten Countries	(%)
United Kingdom	32.0%
Germany	14.0%
France	10.7%
Ireland	5.4%
Belgium	5.3%
Switzerland	5.2%
Denmark	4.5%
Spain	4.2%
Netherlands	3.6%
Cash & Other	15.1%
[26]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Strategic European Equity Fund
Class Name	Investor Shares
Trading Symbol	BIAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
Net Assets	$ 336,703,787
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$336,703,787
Number of Holdings	65
Portfolio Turnover	22%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	32.8%
Financials	17.4%
Consumer Staples	16.9%
Materials	8.3%
Consumer Discretionary	6.0%
Health Care	5.4%
Communication Services	3.2%
Information Technology	2.9%
Energy	2.8%
Cash & Other	4.3%

Top 10 Issuers	(%)
British American Tobacco PLC	4.8%
Unilever PLC	4.0%
Rheinmetall AG	3.8%
Holcim, Ltd.	3.2%
Haleon PLC	3.0%
AIB Group PLC	3.0%
First American Government Obligations Fund	3.0%
Technip Energies NV	2.9%
QIAGEN NV	2.7%
Pandora AS	2.6%

Top Ten Countries	(%)
United Kingdom	32.0%
Germany	14.0%
France	10.7%
Ireland	5.4%
Belgium	5.3%
Switzerland	5.2%
Denmark	4.5%
Spain	4.2%
Netherlands	3.6%
Cash & Other	15.1%
[27]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Strategic European Equity Fund
Class Name	Advisor Shares
Trading Symbol	BAHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$74	1.45%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
Net Assets	$ 336,703,787
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$336,703,787
Number of Holdings	65
Portfolio Turnover	22%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	32.8%
Financials	17.4%
Consumer Staples	16.9%
Materials	8.3%
Consumer Discretionary	6.0%
Health Care	5.4%
Communication Services	3.2%
Information Technology	2.9%
Energy	2.8%
Cash & Other	4.3%

Top 10 Issuers	(%)
British American Tobacco PLC	4.8%
Unilever PLC	4.0%
Rheinmetall AG	3.8%
Holcim, Ltd.	3.2%
Haleon PLC	3.0%
AIB Group PLC	3.0%
First American Government Obligations Fund	3.0%
Technip Energies NV	2.9%
QIAGEN NV	2.7%
Pandora AS	2.6%

Top Ten Countries	(%)
United Kingdom	32.0%
Germany	14.0%
France	10.7%
Ireland	5.4%
Belgium	5.3%
Switzerland	5.2%
Denmark	4.5%
Spain	4.2%
Netherlands	3.6%
Cash & Other	15.1%
[28]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Institutional Shares
Trading Symbol	BAFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
Net Assets	$ 610,133,053
Holdings Count | $ / shares	104
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$610,133,053
Number of Holdings	104
Portfolio Turnover	29%

Holdings [Text Block]

Top Sectors*	(%)
Financials	24.4%
Information Technology	22.1%
Consumer Discretionary	15.2%
Communication Services	7.9%
Industrials	7.1%
Consumer Staples	6.8%
Real Estate	5.7%
Materials	3.5%
Utilities	2.6%
Cash & Other	4.7%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	11.4%
Tencent Holdings, Ltd.	5.5%
Samsung Electronics Co., Ltd.	4.0%
ICICI Bank, Ltd.	1.7%
Trip.com Group, Ltd.	1.6%
DBS Group Holdings, Ltd.	1.5%
Larsen & Toubro, Ltd.	1.4%
Macrotech Developers, Ltd.	1.4%
Axis Bank, Ltd.	1.4%
SK Hynix, Inc.	1.4%

Top Ten Countries	(%)
China	26.7%
India	19.0%
Taiwan	14.6%
South Korea	12.2%
Singapore	6.2%
Brazil	5.7%
Indonesia	4.1%
Thailand	2.9%
United States	2.7%
Cash & Other	5.9%
[29]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Investor Shares
Trading Symbol	BIAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
Net Assets	$ 610,133,053
Holdings Count | $ / shares	104
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$610,133,053
Number of Holdings	104
Portfolio Turnover	29%

Holdings [Text Block]

Top Sectors*	(%)
Financials	24.4%
Information Technology	22.1%
Consumer Discretionary	15.2%
Communication Services	7.9%
Industrials	7.1%
Consumer Staples	6.8%
Real Estate	5.7%
Materials	3.5%
Utilities	2.6%
Cash & Other	4.7%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	11.4%
Tencent Holdings, Ltd.	5.5%
Samsung Electronics Co., Ltd.	4.0%
ICICI Bank, Ltd.	1.7%
Trip.com Group, Ltd.	1.6%
DBS Group Holdings, Ltd.	1.5%
Larsen & Toubro, Ltd.	1.4%
Macrotech Developers, Ltd.	1.4%
Axis Bank, Ltd.	1.4%
SK Hynix, Inc.	1.4%

Top Ten Countries	(%)
China	26.7%
India	19.0%
Taiwan	14.6%
South Korea	12.2%
Singapore	6.2%
Brazil	5.7%
Indonesia	4.1%
Thailand	2.9%
United States	2.7%
Cash & Other	5.9%
[30]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Advisor Shares
Trading Symbol	BAQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$75	1.49%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
Net Assets	$ 610,133,053
Holdings Count | $ / shares	104
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$610,133,053
Number of Holdings	104
Portfolio Turnover	29%

Holdings [Text Block]

Top Sectors*	(%)
Financials	24.4%
Information Technology	22.1%
Consumer Discretionary	15.2%
Communication Services	7.9%
Industrials	7.1%
Consumer Staples	6.8%
Real Estate	5.7%
Materials	3.5%
Utilities	2.6%
Cash & Other	4.7%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	11.4%
Tencent Holdings, Ltd.	5.5%
Samsung Electronics Co., Ltd.	4.0%
ICICI Bank, Ltd.	1.7%
Trip.com Group, Ltd.	1.6%
DBS Group Holdings, Ltd.	1.5%
Larsen & Toubro, Ltd.	1.4%
Macrotech Developers, Ltd.	1.4%
Axis Bank, Ltd.	1.4%
SK Hynix, Inc.	1.4%

Top Ten Countries	(%)
China	26.7%
India	19.0%
Taiwan	14.6%
South Korea	12.2%
Singapore	6.2%
Brazil	5.7%
Indonesia	4.1%
Thailand	2.9%
United States	2.7%
Cash & Other	5.9%
[31]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - Beutel Goodman Large-Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	BVALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/beutel-goodman-large-cap-value-fund for recent performance information.
Net Assets	$ 1,926,620,871
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,926,620,871
Number of Holdings	32
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors*	(%)
Financials	17.7%
Information Technology	17.4%
Health Care	16.3%
Consumer Discretionary	12.4%
Communication Services	10.5%
Industrials	9.0%
Consumer Staples	8.7%
Materials	4.2%
Cash & Other	3.8%

Top 10 Issuers	(%)
Gen Digital, Inc.	4.9%
Merck & Co., Inc.	4.7%
American Express Co.	4.7%
eBay, Inc.	4.6%
Amdocs Ltd.	4.5%
Comcast Corp.	4.3%
Kimberly-Clark Corp.	4.2%
PPG Industries, Inc.	4.2%
QUALCOMM, Inc.	4.0%
Medtronic PLC	4.0%
[32]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - Beutel Goodman Large-Cap Value Fund
Class Name	Investor Shares
Trading Symbol	BIAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/beutel-goodman-large-cap-value-fund for recent performance information.
Net Assets	$ 1,926,620,871
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,926,620,871
Number of Holdings	32
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors*	(%)
Financials	17.7%
Information Technology	17.4%
Health Care	16.3%
Consumer Discretionary	12.4%
Communication Services	10.5%
Industrials	9.0%
Consumer Staples	8.7%
Materials	4.2%
Cash & Other	3.8%

Top 10 Issuers	(%)
Gen Digital, Inc.	4.9%
Merck & Co., Inc.	4.7%
American Express Co.	4.7%
eBay, Inc.	4.6%
Amdocs Ltd.	4.5%
Comcast Corp.	4.3%
Kimberly-Clark Corp.	4.2%
PPG Industries, Inc.	4.2%
QUALCOMM, Inc.	4.0%
Medtronic PLC	4.0%
[33]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Japan Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory - WMC Japan Equity Fund (the“Fund”) for the period of September 30, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24	1.00%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/wmc-japan-equity-fund for recent performance information.
Net Assets	$ 121,158,587
Holdings Count | $ / shares	79
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$121,158,587
Number of Holdings	79
Portfolio Turnover	29%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	18.5%
Consumer Discretionary	17.7%
Financials	14.0%
Materials	13.7%
Information Technology	9.8%
Health Care	8.4%
Real Estate	4.7%
Communication Services	3.9%
Consumer Staples	2.3%
Cash & Other	7.0%

Top 10 Issuers	(%)
First American Government Obligations Fund	5.0%
Sony Group Corp.	3.8%
Shin-Etsu Chemical Co., Ltd.	2.9%
Daiichi Sankyo Co., Ltd.	2.8%
iShares MSCI Japan ETF	2.8%
KDDI Corp.	2.5%
Sumitomo Mitsui Trust Holdings, Inc.	2.5%
Asahi Group Holdings, Ltd.	2.3%
Astellas Pharma, Inc.	2.3%
Honda Motor Co., Ltd.	2.3%

Top Ten Countries	(%)
Japan	95.8%
United States	5.0%
Cash & Other	-0.8%
[34]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Japan Equity Fund
Class Name	Investor Shares
Trading Symbol	BIJEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory - WMC Japan Equity Fund (the“Fund”) for the period of September 30, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$28	1.15%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	1.15%
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/wmc-japan-equity-fund for recent performance information.
Net Assets	$ 121,158,587
Holdings Count | $ / shares	79
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$121,158,587
Number of Holdings	79
Portfolio Turnover	29%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	18.5%
Consumer Discretionary	17.7%
Financials	14.0%
Materials	13.7%
Information Technology	9.8%
Health Care	8.4%
Real Estate	4.7%
Communication Services	3.9%
Consumer Staples	2.3%
Cash & Other	7.0%

Top 10 Issuers	(%)
First American Government Obligations Fund	5.0%
Sony Group Corp.	3.8%
Shin-Etsu Chemical Co., Ltd.	2.9%
Daiichi Sankyo Co., Ltd.	2.8%
iShares MSCI Japan ETF	2.8%
KDDI Corp.	2.5%
Sumitomo Mitsui Trust Holdings, Inc.	2.5%
Asahi Group Holdings, Ltd.	2.3%
Astellas Pharma, Inc.	2.3%
Honda Motor Co., Ltd.	2.3%

Top Ten Countries	(%)
Japan	95.8%
United States	5.0%
Cash & Other	-0.8%
[35]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest

[1]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[2]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[3]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[4]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[5]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[6]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[7]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[8]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[9]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[10]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[11]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[12]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[13]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[14]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[15]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[16]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[17]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[18]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[19]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[20]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[21]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[22]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[23]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[24]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[25]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[26]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[27]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[28]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[29]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[30]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[31]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[32]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[33]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[34]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[35]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.